1. Organization and Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Advertising costs	$ 4,725	$ 15,607
Revenue from customers located in foreign countries	9%	11%
One contract manufacturing customer percentage of revenue
Concentration of risk	49.00%	46.00%
One license revenue and core product revenue customer percentage of revenue
Concentration of risk	14.00%
Three customers percentage of accounts receivable
Concentration of risk	64.00%
Two customers percentage of accounts receivable
Concentration of risk		47.00%